Note 26 - Supplemental Cash Flow Information (Details Textual) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents held in trust as bonds for tax audits	$ 5.2	$ 4.9